Derivative Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

Convertible Debt

	Initial Valuations (on new derivative instruments entered into during the nine months ended March 31, 2019)	March 31, 2019
Volatility	294.92%	348.33% – 409.24%
Expected Remaining Term (in years)	1	.36 - .66
Risk Free Interest Rate	2.47%	2.44% –2.56%
Expected dividend yield	None	None

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2019:

	Balance at March 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$11,097	$—	$—	$11,097
Total	$11,097	$—	$—	$11,097

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2018:

	Balance at June 30, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$371,532	$—	$—	$371,532
Total	$371,532	$—	$—	$371,532

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2017:

	Balance at June 30, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$877,403	$—	$—	$877,403
Fair value of liability for warrant derivative instruments	$3,769	$—	$—	$3,769
Total	$881,172	$—	$—	$881,172

Schedule of Derivative Liabilities at Fair Value

The following is a roll forward for the nine months ended March 31, 2019 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2018	$371,532
Reductions due to conversions	(1,388,764)
Reductions due to repayment of debt	(936,650)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	50,000
Initial fair value of embedded conversion option derivative liability recorded as expense	346,380
Change in fair value included in statements of operations	1,568,599
Balance at March 31, 2019	$11,097

The following is a roll forward for the years ended June 30, 2018 and 2017 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2016	$1,050,182
Effects of foreign currency exchange rate changes	1,143
Initial fair value of embedded conversion option derivative liability recorded as debt discount	650,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	214,758
Change in fair value included in statements of operations	(1,034,911)
Balance at June 30, 2017	881,172
Effects of foreign currency exchange rate changes	38
Reductions due to conversions	(861,695)
Reductions due to repayment of debt	(199,339)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	543,744
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	313,694
Change in fair value included in statements of operations	(306,082)
Balance at June 30, 2018	$371,532

Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques	Warrants
	June 30, 2017	June 30, 2018
Volatility	137%	110%
Expected remaining term	1.25	.25
Risk-free interest rate	1.24%	1.93%
Expected dividend yield	None	None

Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

Convertible Debt

	Initial Valuations	June 30, 2017	June 30, 2018
Volatility	139 - 198%	66-175%	191 - 221%
Expected remaining term	1.00 – 2.00	.21 - 1.63	.56 - 1.1
Risk-free interest rate	1.33 – 2.31%	1.03 - 1.24%	2.11 - 2.33%
Expected dividend yield	None	None	None